Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Reverse share split:

On March 27, 2019, the Company's shareholders approved (i) a reverse share split within a range of 1:8 to 1:32, to be effective at the ratio and on a date to be determined by the Board of Directors, and (ii) amendments to the Company's Articles of Association authorizing an increase in the Company's authorized share capital (and corresponding authorized number of ordinary shares, proportionally adjusting such number for the reverse share split) by up to NIS 17.5 million. Following the shareholder approval, an authorized committee of the Board of Directors of the Company approved a one-for-twenty-five reverse share split of the Company's ordinary shares, and the Company filed the Third Amended and Restated Articles of Association of the Company with the Registrar of Companies of the State of Israel to effect the reverse share split and to increase the Company's authorized share capital after the effect of the reverse share split. The reverse share split became effective on April 1, 2019. Additionally, effective at the same time, the total number of ordinary shares the Company is authorized to issue changed from 250,000,000 shares to 60,000,000 shares, the par value per share of the ordinary shares changed to NIS 0.25 and the authorized share capital of the Company changed from NIS 2,500,000 to NIS 15,000,000. All share and per share data included in these condensed consolidated financial statements, for periods before the three months ended September 30, 2019, give retroactive effect to the reverse stock split.

Upon the effectiveness of the reverse share split, every twenty-five shares were automatically combined and converted into one ordinary share. Appropriate adjustments were also made to all outstanding derivative securities of the Company, including all outstanding equity awards and warrants.

No fractional shares were issued in connection with the reverse share split. Instead, all fractional shares (including shares underlying outstanding equity awards and warrants) were rounded down to the nearest whole number.

b.	Share option plans:

As of September 30, 2019, and December 31, 2018, the Company had reserved 9,362 and 52,298 ordinary shares, respectively, for issuance to the Company's and its affiliates' respective employees, directors, officers and consultants pursuant to equity awards granted under the Company's 2014 Incentive Compensation Plan (the "2014 Plan").

Options to purchase ordinary shares generally vest over four years, with certain options to non-employee directors vesting quarterly over one year. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2014 Plan.

The fair value for options granted during the nine months ended September 30, 2019 and 2018 was estimated at the date of the grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	Nine Months Ended September 30,
	2019	2018
Expected volatility	57.5%	57.07 - 61.12%
Risk-free rate	2.22%	2.74% - 2.83%
Dividend yield	—%	—%
Expected term (in years)	6.11	6.11
Share price	$5.37	$25.50 - 28.75

The fair value of restricted share units ("RSUs") granted is determined based on the price of the Company's ordinary shares on the date of grant.

A summary of employee share options activity during the nine months ended September 30, 2019 is as follows:

	Number	Average exercise price	Average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the period	72,655	$47.70	6.37	$114
Granted	12,425	5.37
Exercised	—	—
Forfeited	(7,170)	41.80
Options outstanding at the end of the period	77,910	$41.46	6.38	$230

Options exercisable at the end of the period	45,530	$55.80	4.62	$—

A summary of employee RSUs activity during the nine months ended September 30, 2019 is as follows:

	Number of shares underlying outstanding RSUs	Weighted average grant date fair value
Unvested RSUs at the beginning of the period	26,093	$48.78
Granted	87,436	4.69
Vested	(27,618)	7.27
Forfeited	(10,875)	18.42
Unvested RSUs at the end of the period	75,036	$42.60

The weighted average grant date fair value of options granted during the nine months ended September 30, 2019 and 2018 were $2.98 and $15.25, respectively. The weighted average grant date fair value of RSUs granted during the nine months ended September 30, 2019 and 2018 were $4.69 and $27.25, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders that hold options with positive intrinsic value exercised their options on the last date of the exercise period. No options were exercised during the nine months ended September 30, 2019 and 2018. As of September 30, 2019, there were $1.1 million of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's 2012 Equity Incentive Plan and its 2014 Plan. This cost is expected to be recognized over a period of approximately 1.77 years.

The number of options and RSUs outstanding as of September 30, 2019 is set forth below, with options separated by range of exercise price.

Range of exercise price	Options and RSUs outstanding as of September 30, 2019	Weighted average remaining contractual life (years) (1)	Options outstanding and exercisable as of September 30, 2019	Weighted average remaining contractual life (years) (1)
RSUs only	75,036	—	—	—
$5.37	12,425	9.50	—	—
$20.42 - $33.75	37,691	6.46	20,981	4.78
$37.14 - $38.75	12,476	3.50	12,476	3.50
$50 - $52.5	11,395	5.94	8,158	5.25
$182.5 - $524.25	3,923	6.04	3,915	6.03
	152,946	6.80	45,530	4.62

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

c.	Share-based awards to non-employee consultants:

As of September 30, 2019, there are no outstanding options or RSUs held by non-employee consultants.

d.	Warrants to purchase ordinary shares:

The following table summarizes information about warrants outstanding and exercisable as of September 30, 2019:

Issuance date	Warrants outstanding	Exercise price per warrant	Warrants outstanding and exercisable	Contractual term
	(number)		(number)
December 31, 2015 (1)	4,771	$7.500	4,771	See footnote (1)
November 1, 2016 (2)	97,496	$118.750	97,496	November 1, 2021
December 28, 2016 (3)	1,908	$7.500	1,908	See footnote (1)
November 20, 2018 (4)	126,839	$7.500	126,839	November 20, 2023
November 20, 2018 (5)	106,680	$9.375	106,680	November 15, 2023
February 25, 2019 (6)	45,600	$7.187	45,600	February 21, 2024
April 5, 2019 (7)	408,457	$5.140	408,457	October 7, 2024
April 5, 2019 (8)	49,015	$6.503	49,015	April 3, 2024
June 5, 2019 and June 6, 2019 (9)	1,464,665	$7.500	1,464,665	June 5, 2024
June 5, 2019 (10)	87,880	$9.375	87,880	June 5, 2024
June 12, 2019 (11)	416,667	$6.000	416,667	December 12, 2024
June 10, 2019 (12)	50,000	$7.500	50,000	June 10, 2024
	2,859,978		2,859,978

(1)	Represents warrants for ordinary shares issuable upon an exercise price of $7.5 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of September 30, 2019.

(2)	Represents warrants issued as part of our follow-on offering in November 2016. At any time, the board of directors may reduce the exercise price of the warrants to any amount and for any period of time it deems appropriate.

(3)	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.

(4)	Represents common warrants that were issued as part of our follow-on offering in November 2018. As of September 30, 2019, warrants to purchase an aggregate 1,651,537 ordinary shares had been exercised.

(5)	Represents common warrants that were issued to the underwriters as compensation for their role in our follow-on offering in November 2018.

(6)	Represents warrants that were issued to the exclusive placement agent as compensation for its role in our follow-on offering in February 2019.

(7)	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in April 2019.

(8)	Represents warrants that were issued to the placement agent as compensation for its role in our April 2019 registered direct offering.

(9)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement on June 5, 2019 and June 6, 2019, respectively.

(10)	Represents warrants that were issued to the placement agent as compensation for its role in our June 2019 warrant exercise agreement and concurrent private placement of warrants.

(11)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.

(12)	Represents warrants that were issued to the placement agent as compensation for its role in our June 2019 registered direct offering and concurrent private placement of warrants.

e.	Share-based compensation expense for employees and non-employees:

The Company recognized non-cash share-based compensation expense for both employees and non-employees in the condensed consolidated statements of operations as follows (in thousands):

	Nine Months Ended September 30,
	2019	2018
Cost of revenues	$9	$11
Research and development, net	161	330
Sales and marketing	140	352
General and administrative	559	1,649
Total	$869	$2,342

f.	Equity raise:

1.	At-the-market offering program:

On May 10, 2016, the Company entered into an equity distribution agreement (the "Equity Distribution Agreement") with Piper Jaffray & Co. ("Piper Jaffray"), as amended on May 9, 2019, pursuant to which it may offer and sell, from time to time, ordinary shares having an aggregate offering price of up to $25 million, through Piper Jaffray acting as its agent. Subject to the terms and conditions of the Equity Distribution Agreement, Piper Jaffray will use its commercially reasonable efforts to sell on the Company's behalf all of the ordinary shares requested to be sold by the Company, consistent with its normal trading and sales practices. Piper Jaffray may also act as principal in the sale of ordinary shares under the Equity Distribution Agreement. Sales may be made under the Company's shelf registration statement on Form S-3, which was declared effective by the SEC on May 9, 2016, or the Company's shelf registration statement on Form S-3, which was declared effective by the SEC on May 23, 2019 (the "Form S-3"), in what may be deemed "at-the-market" equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the "ATM Offering Program"). Sales may be made directly on or through the NASDAQ Capital Market, the existing trading market for the Company's ordinary shares, to or through a market maker other than on an exchange or otherwise, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or any other method permitted by law, including in privately negotiated transactions. Piper Jaffray is entitled to compensation at a fixed commission rate of 3.0% of the gross sales price per share sold through it as agent under the Equity Distribution Agreement. Where Piper Jaffray acts as principal in the sale of ordinary shares under the Equity Distribution Agreement, such rate of compensation will not apply, but in no event will the total compensation of Piper Jaffray, when combined with the reimbursement of Piper Jaffray for the out-of-pocket fees and disbursements of its legal counsel, exceed 8.0% of the gross proceeds received from the sale of the ordinary shares. The Company is not required to sell any of its ordinary shares at any time.

From the inception of the ATM Offering Program in May 2016 until September 30, 2019, the Company had sold 302,092 ordinary shares under the ATM Offering Program for gross proceeds of $15.7 million and net proceeds to the Company of $14.5 million (after commissions, fees and expenses). Additionally, as of that date, the Company had paid Piper Jaffray compensation for the fixed commission rate of 3.0% in the aggregated amount of $471 thousand and had incurred total expenses (including such commissions) of approximately $1.2 million in connection with the ATM Offering Program.

2.	Follow-on offerings

In November 2018, the Company entered into an underwriting agreement with H.C. Wainwright & Co., LLC ("H.C. Wainwright"), in connection with the Company's follow-on public offering of 496,055 units, each consisting of one ordinary share and one common warrant to purchase one ordinary share with an exercise price of $7.5 per warrant. Each unit was sold to the public at a price of $7.50 per unit. On November 18, 2018, H.C. Wainwright exercised in full its option to purchase 231,964 ordinary shares for $7.25 per share and/or common warrants to purchase up to an additional 231,964 ordinary shares for $0.25 per warrant.

Additionally, the Company issued and sold 1,050,372 pre-funded units at a price to the public of $7.25 per unit. Each unit containing one pre-funded warrant with an exercise price of $0.25 per share and one warrant to purchase one ordinary share with an exercise price of $7.50 per warrant. The total gross proceeds received from the November 2018 follow-on public offering, before deducting commissions, discounts and expenses, were $13.1 million (including proceeds from the exercise of 90,691 pre-funded warrants at the closing of the offering). As of December 31, 2018, additional pre-funded warrants to purchase an aggregate 562,466 ordinary shares had been exercised, for additional proceeds of $140,617. During the three months ended March 31, 2019 additional pre-funded warrants and warrants to purchase an aggregate 119,881 ordinary shares had been exercised, for additional proceeds of $107,303. As compensation for their role in the offering, the Company also issued to the Underwriters warrants to purchase up to 106,680 ordinary shares, which became immediately exercisable starting on November 20, 2018 until November 15, 2023 at $9.375 per share.

In February 2019, the Company entered into an exclusive placement agent agreement with H.C. Wainwright, on a reasonable best-efforts basis in connection with a public offering of 760,000 ordinary shares at a price of $5.75 per share.

The total gross proceeds received from the February 2019 follow-on public offering, before deducting commissions, discounts and expenses, were $4.37 million. The Company also issued to H.C Wainwright and/or its designees warrants to purchase up to 45,600 ordinary shares, which are immediately exercisable starting on February 25, 2019 until February 21, 2024 at $7.1875 per share.

In April 2019, the Company entered into securities purchase agreements with certain institutional purchasers whereby the Company issued 816,914 ordinary shares at $5.2025 per ordinary share and warrants to purchase up to 408,457 ordinary shares with an exercise price of $5.14 per share, exercisable from April 5, 2019 until October 7, 2024, in a private placement that took place concurrently with the Company's registered direct offering of ordinary shares in April 2019. Additionally the Company issued warrants to purchase up to 49,015 ordinary shares, with an exercise price of $6.503125 per share, exercisable from April 5, 2019 until April 3, 2024, to representatives of H.C. Wainwright as compensation for its role as the placement agent in our April 2019 registered direct offering and concurrent private placement of warrants.

On June 5, 2019 and June 6, 2019, the Company entered into warrant exercise agreements with certain institutional investors whereby the Company issued warrants to purchase up to 1,464,665 ordinary shares with an exercise price of $7.50 per share, exercisable from June 5, 2019 or June 6, 2019 until June 5, 2024 or June 6, 2024, respectively. Additionally, the Company issued warrants to purchase up to 87,880 ordinary shares, with an exercise price of $9.375 per share, exercisable from June 5, 2019 until June 5, 2024, to certain representatives of H.C. Wainwright as compensation for its role as the placement agent in our June 2019 warrant exercise agreement and concurrent private placement of warrants.

On June 12, 2019, the Company entered into a purchase agreement with certain institutional investors for the issuance and sale of 833,334 ordinary shares, par value NIS 0.25 per share at $6.00 per ordinary share and warrants to purchase up to 416,667 ordinary shares with an exercise price of $6.00 per share, exercisable from June 12, 2019 until December 12, 2024, in a private placement that took place concurrently with our registered direct offering of ordinary shares in June 2019. Additionally, the Company issued warrants to purchase up to 50,000 ordinary shares, with an exercise price of $7.50 per share, exercisable from June 12, 2019 until June 10, 2024, to certain representatives of H.C. Wainwright as compensation for its role as the placement agent in our June 2019 registered direct offering and concurrent private placement of warrants.

3.	Investment agreement

On March 6, 2018, the Company entered into an investment agreement with Timwell Corporation Limited, a Hong Kong corporation ("Timwell"), as amended on May 15, 2018 (the "Investment Agreement"), pursuant to which the Company agreed to issue to Timwell, in three different tranches, an aggregate of 640,000 ordinary shares in return for aggregate gross proceeds of $20 million. The closing of each tranche is subject to certain closing conditions. The closing of the first tranche (the "First Tranche Closing") took place on May 15, 2018, upon which Timwell received 160,000 ordinary shares for an aggregate purchase price of $5,000,000, and Timwell and the Company signed a registration rights agreement in the form attached to the Investment Agreement. The net aggregate proceeds of the First Tranche Closing after deducting fees and other related expenses in the amount of approximately $705 thousands were approximately $4.3 million. The remaining investment is to occur in two tranches, including $10 million for the issuance to Timwell of 320,000 ordinary shares (the "Second Tranche") and $5 million for the issuance to Timwell of 160,000 ordinary shares (the "Third Tranch"). The closing of the second and third tranches is subject to specified closing conditions, including, with respect to the second tranche, the signing of a license agreement and a supply agreement and the formation of the China JV (the "China JV") based on the JV Framework Agreement, and, with respect to the third tranche, the successful production of certain ReWalk products by the China JV. The second tranche closing was initially expected to occur by July 1, 2018 and the third tranche closing was initially expected to occur by December 31, 2018 and no later than April 1, 2019.

In light of the positions taken by Timwell during the negotiations on definitive joint venture and license agreements, we no longer believe that agreement can be reached on the basis of the original understandings reflected in our Investment Agreement with Timwell. Although we generally remain in dialogue with RealCan, Timwell's affiliate, on alternative pathways that will allow us to commercialize our products in China through RealCan and its affiliates, and also provide for RealCan or an affiliate to invest in us. Due to the current lack of communication, various delays in the process and other barriers to closing, there is a significant risk that we will not reach agreement with RealCan on a modification of the original agreement. As we continue to view China as a market with key opportunities for products designed for stroke patients, we continue to evaluate potential relationships with other groups to penetrate the Chinese market.

In May 2018, the Company entered into a fee and release agreement with Canaccord Genuity LLC ("Canaccord Genuity") requiring the Company to pay to Canaccord Genuity, in connection with a settlement, in addition to certain cash amounts, (i) $125 thousand in ordinary shares of the Company after the First Tranche Closing of the Timwell transaction and (ii) $225 thousand in ordinary shares of the Company after the closing of the Second Tranche of the Timwell transaction (or such lower amount if the Second Tranche Closing is less than $10.0 million). The price per share used for calculation of the number of ordinary shares issued by the Company to Canaccord Genuity is based on the volume weighted average price of the Company's ordinary shares as reported on the Nasdaq Capital Market for the five consecutive trading days prior to the date of issuance. The Company is also obligated to pay $100 thousand in cash following the closing of the Third Tranche of $5.0 million (or such lower amount if the Third Tranche Closing is less than $5.0 million). Following the First Tranche Closing in May 15, 2018, the Company issued 4,715 ordinary shares to Canaccord Genuity.

NOTE 8:- SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation after any outstanding preferred shares receive their preference amount.

b.	Equity raise:

1.	At-the-market offering program:

On May 10, 2016, the Company entered into an equity distribution agreement (the “Equity Distribution Agreement”) with Piper Jaffray, pursuant to which it may offer and sell, from time to time, ordinary shares having an aggregate offering price of up to $25 million, through Piper Jaffray acting as its agent. Subject to the terms and conditions of the Equity Distribution Agreement, Piper Jaffray will use its commercially reasonable efforts to sell on the Company’s behalf all of the ordinary shares requested to be sold by the Company, consistent with its normal trading and sales practices. Piper Jaffray may also act as principal in the sale of ordinary shares under the Equity Distribution Agreement. Sales may be made under the Company’s Form S-3, in what may be deemed “at-the-market” equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “ATM Offering Program”). Sales may be made directly on or through the NASDAQ Capital Market, the existing trading market for the Company’s ordinary shares, to or through a market maker other than on an exchange or otherwise, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or any other method permitted by law, including in privately negotiated transactions. Piper Jaffray is entitled to compensation at a fixed commission rate of 3.0% of the gross sales price per share sold through it as agent under the Equity Distribution Agreement. Where Piper Jaffray acts as principal in the sale of ordinary shares under the Equity Distribution Agreement, such rate of compensation will not apply, but in no event will the total compensation of Piper Jaffray, when combined with the reimbursement of Piper Jaffray for the out-of-pocket fees and disbursements of its legal counsel, exceed 8.0% of the gross proceeds received from the sale of the ordinary shares. The Company is not required to sell any of its ordinary shares at any time.

The Company may raise up to $25 million under its ATM Offering Program pursuant to the terms of its agreement with the sales agent. However, due to limitations under the rules of Form S-3, which have applied to the Company since it filed its annual report on Form 10-K, in February 2017, as of the date of this annual report we may only issue up to approximately $13.7 million in primary offerings under our effective registration statement on Form S-3 (the “Form S-3”), including our ATM Offering Program, during any 12-month period while we remain subject to these limitations. Because we have already sold $15.7 million in the ATM Offering Program since its inception, we may only raise up to a remaining $9.3 million using the program, subject to the $13.7 million cap during any rolling 12-month period.

During the 12 months after the Company became subject to these rules, the Company issued and sold 49,882 ordinary shares at an average price of $27.25 per share under its ATM Offering Program. The gross proceeds to the Company were $1.4 million, and the net aggregate proceeds after deducting commissions, fees and offering expenses in the amount of $236 thousand were $1.1 million. As a result, from the inception of the ATM Offering Program in May 2016 until December 31, 2018, the Company had sold 302,088 ordinary shares under the ATM Offering Program for gross proceeds of $15.7 million and net proceeds to the Company of $14.5 million (after commissions, fees and expenses). Additionally, as of that date, the Company had paid Piper Jaffray compensation for the fixed commission rate of 3.0% in the aggregated amount of $471 thousand and had incurred total expenses of approximately $1,171 thousand in connection with the ATM Offering Program.

2.	Follow-on offering

In November 2017, the Company entered into the Underwriting Agreement with National Securities Corporation (“National”), in connection with the Company’s follow-on public offering of 274,280 ordinary shares. Each ordinary share was sold to the public at a price of $26.25 per share. On November 22, 2017 National exercised in full its option to purchase 41,142 additional ordinary shares at the public offering price of $26.25 per share, less the underwriting discount.

The Company’s gross proceeds were $8.3 million. The Company’s net aggregate proceeds, after deducting underwriting discounts, commissions and expenses, were $7.2 million.

In November 2018, the Company entered into the Underwriting Agreement with H.C. Wainwright & Co., LLC (“H.C. wainwright”), in connection with the Company’s follow-on public offering of 496,040 units, each consisting of one ordinary share and one warrant to purchase one ordinary share with an exercise price of $7.50 per warrant. Each unit was sold to the public at a price of $7.50 per unit. On November 18, 2018, H.C. wainwright exercised in full its option to purchase 231,964 ordinary shares for $7.25 per share and/or common warrants to purchase up to an additional 231,964 ordinary shares for $0.25 per warrant, in each case, less underwriting discounts and commission.

Additionally the company issued and sold 1,050,3727 pre-funded units, each unit was sold to the public at a price of $7.25 per unit. Each unit containing one pre-funded warrant with an exercise price of $0.25 per share and one warrant to purchase one ordinary share with an exercise price of $7.50 per warrant. The total gross proceeds received from the follow-on public offering, before deducting commissions, discounts and expenses, were $13.1 million (including proceeds from the exercise of 90,691 pre-funded warrants at the closing of the offering). As of December 31, 2018, additional pre-funded warrants to purchase an aggregate 562,453 ordinary shares had been exercised, for additional proceeds of $140,617. As compensation for their role in the offering, the Company also issued to the Underwriters warrants to purchase up to 106,680 ordinary shares, which are immediately exercisable starting on November 20, 2018 until November 15, 2023 at $9.375 per share.

3.	Investment agreement

On March 6, 2018, the Company entered into an investment agreement with Timwell Corporation Limited, a Hong Kong corporation (“Timwell”), as amended on May 15, 2018 (the “Investment Agreement”), pursuant to which the Company agreed to issue to Timwell, in three different tranches, an aggregate of 640,000 ordinary shares in return for aggregate gross proceeds of $20 million. The closing of each tranche is subject to certain closing conditions. The closing of the first tranche (the “First Tranche Closing”) took place on May 15, 2018, upon which Timwell received 160,000 ordinary shares for an aggregate purchase price of $5,000,000, and Timwell and the Company signed a registration rights agreement in the form attached to the Investment Agreement. The net aggregate proceeds of the First Tranche Closing after deducting fees and other related expenses in the amount of approximately $705 thousands were approximately $4.3 million. The remaining investment is to occur in two tranches, including $10 million for the issuance to Timwell of 320,000 ordinary shares (the “Second Tranche”) and $5 million for the issuance to Timwell of 160,000 ordinary shares (the “Third Tranch”). The closing of the second and third tranches is subject to specified closing conditions, including, with respect to the second tranche, the signing of a license agreement and a supply agreement and the formation of the China JV (the “China JV”) based on the JV Framework Agreement, and, with respect to the third tranche, the successful production of certain ReWalk products by the China JV. The second tranche closing was initially expected to occur by July 1, 2018 and the third tranche closing was initially expected to occur by December 31, 2018 and no later than April 1, 2019.

In light of the positions taken by Timwell during the negotiations on definitive joint venture and license agreements, we no longer believe that agreement can be reached on the basis of the original understandings reflected in our Investment Agreement with Timwell. We remain in dialogue with RealCan, Timwell’s affiliate, and we are discussing with RealCan various alternative pathways to commercialize our products in China. Due to the various delays in the process and other barriers to closing we currently see a significant risk that we will not reach agreement with RealCan on a modification of the original agreement. As we continue to view China as a market with key opportunities for products designed for stroke patients, we are also evaluating potential relationships with other groups to penetrate the Chinese market.

In May 2018, the Company entered into a fee and release agreement with Canaccord Genuity LLC (“Canaccord Genuity”) requiring the Company to pay to Canaccord Genuity, in connection with a settlement, in addition to certain cash amounts, (i) $125 thousand in ordinary shares of the Company after the closing of the First Tranche of the Timwell transaction and (ii) $225 thousand in ordinary shares of the Company after the closing of the Second Tranche of the Timwell transaction (or such lower amount if the Second Tranche Closing is less than $10.0 million). The price per share used for calculation of the number of ordinary shares issued by the Company to Canaccord Genuity is based on the volume weighted average price of the Company’s ordinary shares as reported on the Nasdaq Capital Market for the five consecutive trading days prior to the date of issuance. The Company is also obligated to pay $100 thousand in cash following the closing of the Third Tranche of $5.0 million (or such lower amount if the Third Tranche Closing is less than $5.0 million). Following the closing of the first tranche of the Timwell transaction in May 15, 2018, the Company issued 4,715 ordinary shares to Canaccord Genuity.

In connection with the First Tranche Closing, on May 15, 2018, the Company also amended its exclusive distribution agreement with Yaskawa Electric Corporation (“Yaskawa”), dated September 24, 2013, to terminate the distribution rights granted to Yaskawa in China (including Hong Kong and Macau), as required by the Investment Agreement.

c.	Share Option Plans:

On March 30, 2012, the Company’s board of directors adopted the ReWalk Robotics Ltd. 2012 Equity Incentive Plan.

On August 19, 2014, the Company’s board of directors adopted the ReWalk Robotics Ltd. 2014 Incentive Compensation Plan or the “Plan”. The Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, cash-based awards, other stock-based awards and dividend equivalents to the Company’s and its affiliates’ respective employees, non-employee directors and consultants.

Starting in 2014, the Company grants to directors and employees Restricted Stock Units (“RSUs”) under this Plan. An RSU award is an agreement to issue shares of the company’s ordinary shares at the time the award is vested.

As of December 31, 2018 and 2017, the Company had reserved 61,425 and 52,060 shares of ordinary shares, respectively, available for issuance to employees, directors, officers and non-employees of the Company.

The share reserve pool will increase on January 1 of each calendar year during the term of the 2014 Plan in an amount equal to the lesser of: (x) 38,880, (y) 4% of the total number of shares outstanding on December 31 of the immediately preceding calendar year, and (z) an amount determined by the Company’s board of directors.

The options generally vest over four year, with certain options granted to non-employee directors during the fiscal year ended December 31, 2018, vesting over one year.

Any option that is forfeited or canceled before expiration becomes available for future grants under the Plan.

A summary of employee share options activity during the fiscal year ended 2018 is as follows:

	Number	Average exercise price	Average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	51,074	$67.25	6.33	$8
Granted	26,497	27.25
Exercised	—	—
Forfeited	(4,916)	138.5

Options outstanding at the end of the year	72,655	$47.75	6.37	$—

Options exercisable at the end of the year	41,308	$59.75	4.25	$—

A summary of employee RSUs activity during the fiscal year ended 2018 is as follows:

	Number of shares underlying outstanding RSUs	Weighted- average grant date fair value
Unvested RSUs at the beginning of the year	22,763	3.13
Granted	20,415	1.09
Vested (1)	(13,713)	2.74
Forfeited	(3,372)	2.59

Unvested RSUs at the end of the year	26,093	1.80

(1)	During the fiscal year ended December 31, 2018, the aggregate number of ordinary shares that were issued pursuant to RSUs that became vested on a net basis was 13,615 ordinary shares.

The weighted average grant date fair values of options granted during the fiscal year ended December 31, 2018, 2017 and 2016 were $15.25, $25.50 and $118.75 respectively. The weighted average grant date fair values of RSUs granted during the fiscal year ended December 31, 2018, 2017 and 2016, were $26.75, $36.00 and $232.00, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders, which hold options with positive intrinsic value, exercised their options on the last date of the exercise period. Total intrinsic value of options exercised for the year ended December 31, 2017 and 2016 were $29 thousand and $844 thousand, respectively. During the year ended December 31, 2018 no options were exercised. Total fair value of shares vested during the year ended December 31, 2018, 2017 and 2016 were $2,918 thousand, $3,785 thousand and $3,626 thousand respectively. As of December 31, 2018, there were $1.9 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2012 and 2014 Plans. This cost is expected to be recognized over a period of approximately 2.0 years.

The number of options and RSUs outstanding as of December 31, 2018 is set forth below, with options separated by range of exercise price:

Range of exercise price	Options and RSUs Outstanding as of December 31, 2018	Weighted average remaining contractual life (years) (1)	Options Exercisable as of December 31, 2018	Weighted average remaining contractual life (years) (1)
RSUs only	26,093	—	—	—
$20.50	791	2.03	789	2.03
$33.00	39,209	7.38	12,917	3.42
$36.75-$52.50	28,721	5.04	23,857	4.35
$170.00-$224.75	2,678	7.05	2,516	7.06
$230.50-$274.50	562	7.32	543	7.33
$490.50-$524.25	694	5.97	686	5.97
	98,748	6.37	41,308	4.25

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

On September 6, 2017, the Company commenced a one-time equity award exchange program (the “Equity Exchange Program”), offering to certain eligible employees, executive officers and consultants the opportunity to cancel certain outstanding “underwater” stock options issued under the 2014 Plan, in exchange for the grant under such plan of a lesser number of RSUs. The Company’s non-employee directors and retirees were not eligible to participate in the Equity Exchange Program. The Company conducted the Equity Exchange Program as a “value-for-value” exchange, pursuant to which the Company issued new RSUs with a value approximately equal to the value of the options that are surrendered, in accordance with the terms approved by the Company’s shareholders at the annual meeting of shareholders held on June 27, 2017. The primary purpose of the Equity Exchange Program was to restore the intended retention and incentive value of certain employee and consultant equity awards. Participation in the Equity Exchange Program was voluntary. The Company used the 52-week high closing price of its ordinary shares (as measured at the commencement of the Equity Exchange Program) as a threshold for options eligible to be exchanged.

On the Equity Exchange Program’s expiration date of October 4, 2017, 46 holders tendered options to purchase an aggregate of 37,817 ordinary shares, representing 96.4% of all options eligible for exchange, and on October 5, 2017, the Company granted to these holders an aggregate of 10,075 new RSUs. 7,207 of these new RSUs were granted to the Company’s executive officers and “named executive officers” (as defined in Item 402 of Regulation S-K of the SEC). Unless the Company’s compensation committee accelerates their vesting, the new RSUs vest over a three-year period, with one-third vesting on the first anniversary of the date of grant and one-third vesting on each of the next two successive anniversaries. Additionally, the forfeiture terms of the new RSUs are substantially the same as those that apply generally to previously-granted RSUs granted under the 2014 Plan.

The modification was analyzed under ASC No. 718 to determine if the new vesting condition remain probable, as the original. Since the modification also increased the fair value of the Equity Exchange Program, the Company decided to implement one of the two acceptable methods and recognize the incremental compensation amounted to $159 thousand over the new service period, while the unrecognized compensation cost remaining from the original grant will be recognized over the remainder of the original requisite service period.

The stock options exchanged pursuant to the Exchange Program were canceled and the ordinary shares underlying such options became available for issuance under the 2014 Plan.

d.	Equity compensation issued to consultants:

The Company granted 138 options to a non-employee consultant on March 12, 2007, which were exercised during the fiscal year ended December 31, 2018. The Company granted 3,566 fully vested RSUs during the fiscal year ended December 31, 2018 to non-employee consultants. As of December 31, 2018, there are no outstanding options or RSUs held by non-employee consultants.

e.	Warrants to purchase ordinary shares

During the fiscal year ended December 31, 2018, 653,144 warrants were exercised into ordinary shares.

The following table summarizes information about warrants outstanding and exercisable as of December 31, 2018:

Issuance date	Warrants outstanding	Exercise price per warrant	Warrants exercisable	Exercisable through
	(number)		(number)
December 30, 2015 (1) (4)	4,771	$7.50	4,771	See footnote (1)
November 1, 2016 (2)	97,496	$118.75	97,496	November 1, 2021
December 28, 2016 (3) (4)	1,908	$7.5	1,908	See footnote (1)
November 20, 2018 (5)	1,778,393	$7.5	1,778,393	November 20, 2023.
November 20, 2018 (6)	106,680	$9.375	106,680	November 15, 2023
November 20, 2018 (7)	397,215	$0.25	397,215	November 20, 2023.
	2,386,463		2,386,463

(1)	Represents warrants for ordinary shares issuable upon an exercise price of $241.00 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2018.

(2)	Represents warrants issued as part of our follow-on offering in November 2016. The exercise price and the number of ordinary shares into which the warrants may be exercised are subject to adjustment upon certain corporate events, including stock splits, reverse stock splits, combinations, stock dividends, recapitalizations, reorganizations and certain other events. Our board of directors may also determine to make such adjustments to the exercise price and number of ordinary shares to be issued upon exercise based on similar events, including the granting of stock appreciation rights, phantom stock rights or other rights with equity features. At any time, the board of directors may reduce the exercise price of the warrants to any amount and for any period of time it deems appropriate.

(3)	Represents warrants in the amount of 1,908 ordinary shares that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.

(4)	On November 20, 2018, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares (the “Kreos Warrant Amendment”), which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241.00 to $7.50. See note 6.

(5)	Represents warrants in the amount of 1,778,393 ordinary shares that were issued as part of our follow-on offering in November 2018.

(6)	Represents warrants to purchase up to 106,680 ordinary shares that were issued to the underwriters as compensation for their role in our follow-on offering in November 2018.

(7)	Represents 1,050,372 pre-funded warrants with an exercise price of $0.25 per share. As of December 31, 2018, pre-funded warrants to purchase an aggregate 653,157 ordinary shares had been exercised.

f.	Share-based compensation expense for employees and non-employees:

The Company recognized non-cash share-based compensation expense in the consolidated statements of operations as follows:

	Year Ended December 31,
	2018	2017	2016
Cost of revenues	$16	$62	$108
Research and development, net	435	508	559
Sales and marketing, net	467	963	811
General and administrative	1,848	2,121	1,920

Total	$2,766	$3,654	$3,398